Related Party Expense (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

13. RELATED PARTY EXPENSE
Economic Dependency—Prior to the completion of the PELP transaction, we were dependent on Phillips Edison NTR LLC (“PE-NTR”), Phillips Edison & Company Ltd. (the “Property Manager”), and their respective affiliates for certain services that were essential to us, including asset acquisition and disposition decisions, asset management, operating and leasing of our properties, and other general and administrative responsibilities. Upon closing of the transaction in October 2017, our management structure became internalized and our relationship with PE-NTR and the Property Manager was acquired. As a result, we no longer pay the fees listed below and had no outstanding unpaid amounts related to those fees as of June 30, 2018 or December 31, 2017.
Advisory Agreement—PE-NTR and a previous advisor were entitled to specified fees and expenditure reimbursements for certain services, including managing our day-to-day activities and implementing our investment strategy under advisory agreements, as follows:

•	Asset management and subordinated participation fee paid out monthly in cash and/or Class B units;

•	Acquisition fee based on the cost of investments acquired/originated;

•	Acquisition expenses reimbursed related to selecting, evaluating, and acquiring assets; and

•	Disposition fee paid for substantial assistance in connection with the sale of a property.
Summarized below are the fees earned by and the expenses reimbursable for the three and six months ended June 30, 2017 (in thousands):

	Three Months Ended June 30, 2017	Six Months Ended June 30, 2017
Acquisition fees(1)	$902	$1,050
Due diligence fees(1)	183	213
Asset management fees(2)	5,228	10,317
OP unit distributions(3)	465	925
Class B unit distributions(4)	473	911
Disposition fees	19	19
Total	$7,270	$13,435

(1)
The majority of acquisition and due diligence fees are capitalized and allocated to the related investment in real estate assets on the consolidated balance sheets based on the acquisition-date fair values of the respective assets and liabilities acquired.

(2)	Asset management fees are presented in General and Administrative on the consolidated statements of operations.

(3)	Distributions are presented as Distributions to Noncontrolling Interests on the consolidated statements of equity.

(4)	The distributions paid to holders of unvested Class B units are presented in General and Administrative on the consolidated statements of operations.
Property Management Agreement—Prior to the completion of the PELP transaction in October 2017, all of our real properties were managed and leased by the Property Manager, which was wholly-owned by PELP. The Property Manager was entitled to the following specified fees and expenditure reimbursements:

•	Property management fee based on monthly gross cash receipts from the properties managed;

•	Leasing commissions paid for leasing services rendered with respect to a particular property;

•	Construction management costs paid for construction management services rendered with respect to a particular property; and

•	Other expenses and reimbursement incurred by the Property Manager on our behalf.
Summarized below are the fees earned by and the expenses reimbursable to the Property Manager for the three and six months ended June 30, 2017 (in thousands):

	Three Months Ended June 30, 2017	Six Months Ended June 30, 2017
Property management fees(1)	$2,683	$5,269
Leasing commissions(2)	2,077	4,400
Construction management fees(2)	380	684
Other fees and reimbursements(3)	1,912	3,621
Total	$7,052	$13,974

(1)	The property management fees are included in Property Operating on the consolidated statements of operations.

(2)
Leasing commissions paid for leases with terms less than one year were expensed immediately and included in Depreciation and Amortization on the consolidated statements of operations. Leasing commissions paid for leases with terms greater than one year, and construction management fees, were capitalized and amortized over the life of the related leases or assets.

(3)	Other fees and reimbursements are included in Property Operating and General and Administrative on the consolidated statements of operations based on the nature of the expense.
Other Related Party Matters—Under the terms of the advisory agreement, we have incurred organizational and offering costs related to REIT III. A portion of those costs were incurred by Griffin Capital Corporation (“Griffin sponsor”), a co-sponsor of REIT III. The Griffin sponsor owns a 25% interest and we own a 75% interest in the REIT III Advisor. As such, $0.9 million of the receivable we have from REIT III is reimbursable to the Griffin sponsor and is recorded in Accounts Payable - Affiliates on the consolidated balance sheets.
Upon completion of the PELP transaction, we assumed PELP’s obligation as the limited guarantor for up to $200 million, capped at $50 million in most instances, of NRP’s debt. Our guarantee is limited to being the non-recourse carveout guarantor and the environmental indemnitor.

15. RELATED PARTY EXPENSE
Economic Dependency—Prior to the completion of the PELP transaction, we were dependent on PE-NTR, Phillips Edison & Company Ltd. (the “Property Manager”), and their respective affiliates for certain services that were essential to us, including asset acquisition and disposition decisions, asset management, operating and leasing of our properties, and other general and administrative responsibilities. Upon closing of the transaction on October 4, 2017, we now have an internalized management structure and our relationship with PE-NTR and the Property Manager was acquired.
Advisory Agreement—PE-NTR and ARC were entitled to specified fees and expenditure reimbursements for certain services, including managing our day-to-day activities and implementing our investment strategy under advisory agreements. On September 1, 2017, in connection with the termination of ARC’s and PE-NTR’s fee-sharing arrangements (see Note 11), we entered into an amended advisory agreement (the “PE-NTR Agreement”). Under the PE-NTR Agreement, all fees payable to PE-NTR were decreased by 15%. Other than the foregoing, there were no material changes in the PE-NTR Agreement. Upon closing of the PELP transaction on October 4, 2017, the PE-NTR Agreement was terminated. As a result, we will no longer pay the fees listed below and had no outstanding unpaid amounts related to those fees as of December 31, 2017.
Asset Management Fee and Subordinated Participation

Date	Rate	Payable	Description
January 1, 2015 through September 30, 2015	1.00%	80% in Class B units; 20% in cash
One-twelfth of the rate was paid out monthly in cash based on asset cost as of the last day of the preceding month. One-quarter of the rate was paid out quarterly in Class B units based on the lower of the cost of assets or the applicable quarterly NAV, divided by the per share NAV.

October 1, 2015 through August 31, 2017	1.00%	80% in cash; 20% in Class B units
One-twelfth of the rate was paid out monthly in cash based on asset cost as of the last day of the preceding month. One-quarter of the rate was paid out quarterly in Class B units based on the lower of the cost of assets or the applicable quarterly NAV, divided by the per share NAV.

September 1, 2017 through September 19, 2017	0.85%	80% in cash; 20% in Class B units
One-twelfth of the rate was paid out monthly in cash based on asset cost as of the last day of the preceding month. One-quarter of the rate was paid out quarterly in Class B units based on the lower of the cost of assets or the applicable quarterly NAV, divided by the per share NAV.

September 20, 2017 through October 4, 2017	0.85%	100% in cash	One-twelfth of the rate was paid out monthly in cash based on asset cost as of the last day of the preceding month.
The Class B units we issued for asset management services (and OP units converted from previously issued and vested Class B units) are entitled to receive distributions at the same rate as is paid to common stockholders. On September 1, 2017, pursuant to the PE-NTR Agreement, we redeemed all outstanding Class B units and OP units owned by ARC.
Upon closing of the PELP transaction on October 4, 2017, the 2.7 million outstanding Class B units vested as a result of meeting the required economic hurdle, and were converted to OP units. As such, as of December 31, 2017, we had no Class B units outstanding. As of December 31, 2016, we had 2.6 million Class B units outstanding that had been issued for asset management services.
Other Advisory Fees and Reimbursements Paid in Cash

Fee Type	Date	Rate	Description
Acquisition fee	January 1, 2015 through August 31, 2017	1.00%	Equal to the product of (x) the rate by (y) the cost of investments we acquired or originated, including any debt attributable to such investments.
	September 1, 2017 through October 4, 2017	0.85%
Acquisition expenses	January 1, 2015 through October 4, 2017	N/A	Reimbursements for direct expenses incurred related to selecting, evaluating, and acquiring assets on our behalf, including certain personnel costs.
Disposition Fee	January 1, 2015 through August 31, 2017	2.00%	Fee paid for substantial assistance, as determined by the conflicts committee of our Board, in connection with the sale of properties or other investments.
	September 1, 2017 through October 4, 2017	1.70%
Financing Fee	January 1, 2015 through August 31, 2015	0.75%	Fee paid on all amounts made available under any loan or line of credit.
General and Administrative Expenses—As of December 31, 2016, we owed PE-NTR approximately $43,000 for general and administrative expenses paid on our behalf.
Summarized below are the fees earned by and the expenses reimbursable to PE-NTR and ARC for the years ended December 31, 2017, 2016, and 2015. This table includes any related amounts unpaid as of December 31, 2016, except for unpaid general and administrative expenses, which we disclose above (in thousands):

	For the Year Ended December 31,			Unpaid as of December 31,
	2017	2016	2015	2016
Acquisition fees(1)	$1,344	$2,342	$1,247	$—
Acquisition expenses(1)	583	464	208	29
Asset management fees(2)	15,573	19,239	4,601	1,687
OP units distribution(3)	1,373	1,866	1,820	158
Class B unit distribution(4)	1,409	1,576	625	148
Financing fees	—	—	3,228	—
Disposition fees(5)	19	745	47	—
Total	$20,301	$26,232	$11,776	$2,022

(1)
Prior to January 1, 2017, acquisition and due diligence fees were recorded on our consolidated statements of operations. The majority of these costs are now capitalized and allocated to the related investment in real estate assets on the consolidated balance sheets based on the acquisition-date fair values of the respective assets and liabilities acquired.

(2)	Asset management fees are presented in General and Administrative on the consolidated statements of operations.

(3)
The distributions paid to OP unit holders represent amounts paid prior to the PELP transaction. Subsequent to that date, our relationship with PE-NTR was acquired. Distributions are presented as Distributions to Noncontrolling Interests on the consolidated statements of equity.

(4)
The distributions paid to holders of unvested Class B units are presented in General and Administrative on the consolidated statements of operations and exclude the reclassification of prior distributions to Noncontrolling Interests on our consolidated statements of operations.

(5)	Disposition fees are presented as Other Income, Net on the consolidated statements of operations.
Property Management Agreement—Prior to the completion of the PELP transaction, all of our real properties were managed and leased by the Property Manager, which was wholly-owned by PELP. The Property Manager also managed real properties owned by Phillips Edison affiliates and other third parties. Upon closing of the transaction on October 4, 2017, our agreement with the Property Manager was terminated. As a result, we will no longer pay the fees listed below and had no outstanding unpaid amounts related to those fees as of December 31, 2017.
Property Manager Fees and Reimbursements Paid in Cash

Fee Type	Rate	Description
Property Management	4.00%	Equal to the product of (x) the monthly gross cash receipts from the properties managed by (y) the rate.
Leasing Commissions	Market Rate	Paid for leasing services rendered with respect to a particular property, primarily if a tenant exercised an option to extend an existing lease.
Construction Management	Market Rate	Paid for construction management services rendered with respect to a particular property.
Other Expenses and Reimbursements	N/A
Costs and expenses incurred by the Property Manager on our behalf, including employee compensation, legal, travel, and other out-of-pocket expenses that were directly related to the management of specific properties and corporate matters, as well as fees and expenses of third-party accountants.

Summarized below are the fees earned by and the expenses reimbursable to the Property Manager for the years ended December 31, 2017, 2016, and 2015, and any related amounts unpaid as of December 31, 2017 and 2016 (in thousands):

	For the Year Ended December 31,			Unpaid as of December 31,
	2017	2016	2015	2016
Property management fees(1)	$8,360	$9,929	$9,108	$840
Leasing commissions(2)	6,670	7,701	7,316	705
Construction management fees(2)	1,367	1,127	1,117	165
Other fees and reimbursements(3)	6,234	5,627	5,533	796
Total	$22,631	$24,384	$23,074	$2,506

(1)	The property management fees are included in Property Operating on the consolidated statements of operations.

(2)
Leasing commissions paid for leases with terms less than one year are expensed immediately and included in Depreciation and Amortization on the consolidated statements of operations. Leasing commissions paid for leases with terms greater than one year, and construction management fees, are capitalized and amortized over the life of the related leases or assets.

(3)	Other fees and reimbursements are included in Property Operating, General and Administrative, and Transaction Expenses on the consolidated statements of operations based on the nature of the expense.

Other Related Party Matters—Under the terms of the advisory agreement, we have incurred organizational and offering costs related to REIT III. A portion of those costs were incurred by Griffin Capital Corporation (“Griffin sponsor”), a co-sponsor of REIT III. The Griffin sponsor owns a 25% interest and we own a 75% interest in the REIT III Advisor. As such, $1.4 million of the receivable we have from REIT III is reimbursable to the Griffin sponsor and is recorded in Accounts Payable - Affiliates on the consolidated balance sheets.
Upon completion of the PELP transaction, we assumed PELP’s obligation as the limited guarantor for up to $200 million, capped at $50 million in most instances, of NRP’s debt. Our guarantee is limited to being the non-recourse carveout guarantor and the environmental indemnitor.